General and Administration Expenses	12 Months Ended
Dec. 31, 2023
General and Administration Expenses [Abstract]
General and administration expenses

Note 8. General and administration expenses

	Consolidated			Consolidated
	2023	2022	2021	2023
	AUD$	AUD$	AUD$	$

Salaries and benefits	1,229,925	1,140,392	678,814	841,269
Share based payment	437,902	158,887	54,033	299,525
Professional fees	1,073,651	576,254	547,849	734,377
Insurance	435,713	297,855	24,894	298,028
Travel expenses	86,314	6,675	231	59,039
Depreciation	62,012	53,815	33,623	42,416
Occupancy and office expenses	237,757	48,648	20,112	162,626
Other	469,180	408,394	71,306	320,919

	4,032,454	2,690,920	1,430,862	2,758,199